Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	M&T BANK CORPORATION RETIREMENT SAVINGS PLAN
EIN 16-0538020 Plan 004

Schedule H, Line 4i – Schedule of Assets (Held at End of Year) as of December 31, 2025

a.)	b.) Identity of issue, borrower, lessor, or similar party	c.) Description of investment	d.) Cost	e.) Current Value
				(in thousands)

*	M&T Bank Corporation	Common Stock	**	$447,557

	Meridian Small Cap Growth Fund Institutional	Mutual fund investment	**	$46,028

*	T. Rowe Price Associates, Inc. Retirement 2010 Fund - Class E	Common trust fund	**	$34,972
*	T. Rowe Price Associates, Inc. Retirement 2015 Fund - Class E	Common trust fund	**	36,393
*	T. Rowe Price Associates, Inc. Retirement 2020 Fund - Class E	Common trust fund	**	168,074
*	T. Rowe Price Associates, Inc. Retirement 2025 Fund - Class E	Common trust fund	**	279,967
*	T. Rowe Price Associates, Inc. Retirement 2030 Fund - Class E	Common trust fund	**	550,813
*	T. Rowe Price Associates, Inc. Retirement 2035 Fund - Class E	Common trust fund	**	333,401
*	T. Rowe Price Associates, Inc. Retirement 2040 Fund - Class E	Common trust fund	**	504,513
*	T. Rowe Price Associates, Inc. Retirement 2045 Fund - Class E	Common trust fund	**	262,420
*	T. Rowe Price Associates, Inc. Retirement 2050 Fund - Class E	Common trust fund	**	215,819
*	T. Rowe Price Associates, Inc. Retirement 2055 Fund - Class E	Common trust fund	**	167,691
*	T. Rowe Price Associates, Inc. Retirement 2060 Fund - Class E	Common trust fund	**	109,134
*	T. Rowe Price Associates, Inc. Retirement 2065 Fund - Class E	Common trust fund	**	38,585
*	T. Rowe Price Associates, Inc. Retirement 2070 Fund - Class E	Common trust fund	**	36
*	T. Rowe Price Associates, Inc. Retirement Balanced Fund - Class E	Common trust fund	**	29,142
*	T. Rowe Price Associates, Inc. Growth Stock Trust E	Common trust fund	**	446,831
*	T. Rowe Price Associates, Inc. Small-Cap Value Equity Trust D	Common trust fund	**	116,238
	Diamond Hill Large Cap Portfolio R2	Common trust fund	**	90,700
	Metropolitan West Total Return Bond Fund C	Common trust fund	**	104,745
	The Vanguard Group, Inc. Institutional International Market Index	Common trust fund	**	239,535
	The Vanguard Group, Inc. Institutional Bond Market Index C	Common trust fund	**	89,286
	The Vanguard Group, Inc. Institutional Extended Market Index C	Common trust fund	**	251,784
	The Vanguard Group, Inc. Institutional 500 Index Trust C	Common trust fund	**	836,769
				$4,906,848

*	T. Rowe Price Associates, Inc. Stable Value Income Fund	Stable value fund	***	321,760

		Total investments		$5,722,193

*	Participant Loans Receivable	4.25% to 9.50%, fully secured by vested benefits, with maturities through 2037	**	$47,880

*	Indicates that the identity of the party involved is a party-in-interest as defined in the Employee Retirement Income Security Act of 1974.
**	All investments are participant directed; therefore, cost value of the investment has been omitted from Schedule H, Line 4i.
***	Investments are participant directed; fully benefit-responsive investment contracts.